Share capital (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Schedule of Common Shares Issued

Common shares

					For the three months ended				For the six months ended
$ millions, except number of shares		2019 Apr. 30		2019 Jan. 31		2018 Apr. 30		2019 Apr. 30		2018 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	443,802,263	$13,350	442,826,380	$13,243	443,824,991	$13,070	442,826,380	$13,243	439,313,303	$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	–	–	–	–	1,689,450	194
Acquisition of Wellington Financial	–	–	–	–	–	–	–	–	378,848	47
Equity-settled share-based compensation plans	172,074	18	127,790	14	125,837	13	299,864	32	638,567	62
Shareholder investment plan (1)	423,837	47	524,183	57	421,321	46	948,020	104	2,064,486	243
Employee share purchase plan	280,232	31	299,646	33	261,238	30	579,878	64	526,243	62
	444,678,406	13,446	443,777,999	13,347	444,633,387	13,159	444,654,142	13,443	444,610,897	13,156
Treasury shares	(28,098)	(3)	24,264	3	57,610	7	(3,834)	–	80,100	10
Balance at end of period (2)	444,650,308	$13,443	443,802,263	$13,350	444,690,997	$13,166	444,650,308	$13,443	444,690,997	$13,166
(1)

Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Excludes 409 restricted shares as at April 30, 2019 (January 31, 2019: 60,532; April 30, 2018: 190,789).

Schedule of Regulatory Capital and Ratios

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2019 Apr. 30	2018 Oct. 31
Common Equity Tier 1 (CET1) capital		$26,304	$24,641
Tier 1 capital	A	29,648	27,908
Total capital		34,097	32,230

Total risk-weighted assets (RWAs) (1)		234,816	n/a
CET1 capital RWA (1)		n/a	216,144
Tier 1 capital RWA (1)		n/a	216,303
Total capital RWA (1)		n/a	216,462

CET1 ratio		11.2%	11.4%
Tier 1 capital ratio		12.6%	12.9%
Total capital ratio		14.5%	14.9%
Leverage ratio exposure	B	$696,026	$653,946
Leverage ratio	A/B	4.3%	4.3%
(1)

During 2018, before any capital floor requirement, there were three different levels of RWAs for the calculation of CIBC’s CET1, Tier 1 and Total capital ratios as CIBC elected in 2014 to phase-in the credit valuation adjustment (CVA) capital charge as permitted under OSFI’s guideline. Beginning in the first quarter of 2019 the ratios are calculated by reference to the same level of RWAs as the phase-in of the CVA capital charge has been completed.

n/a	Not applicable.